Commitments and Contingent Liabilities	12 Months Ended
Mar. 31, 2015
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingent Liabilities

NOTE 15: — COMMITMENTS AND CONTINGENT LIABILITIES

a.	Companies of the Group have leased offices, warehouse space and equipment under operating leases for periods through 2019. The minimum annual rental payments, under non-cancelable lease agreements, are as follows:

March 31,
2015
3/31/2016	$1,216
3/31/2017	492
3/31/2018	165
3/31/2019	6
Thereafter	—

$1,879

Total rent expenses were $2,576, $3,245 and $3,479 for the years ended March 31, 2015, 2014 and 2013, respectively.

b.	Royalty commitments:

The Company is committed to pay royalties at the rate of 3.0% to 3.5% to the government of Israel through the Office of the Chief Scientist (“OCS”) on proceeds from sales of products in which the government participates in the research and development by way of grants. The obligation to pay these royalties is contingent on actual sales of the products and, in the absence of such sales, no payment is required. The commitment is on a product by product basis, in an amount not exceeding the total of the grants received by the Company, including interest accrued thereon, and is linked to the U.S. dollar. Grants are subject to interest at a rate of LIBOR (cost of borrowing funds in U.S. dollars). As of March 31, 2015 and 2014, the aggregate contingent liability to the OCS was $11,624 and $11,320, respectively.

Royalty payments to the OCS were $38, $0 and $0 for the years ended March 31, 2015, 2014 and 2013, respectively.

c.	Legal proceedings:

From time to time the Company is subject to litigation arising in the ordinary course of business, including patent litigation resulting from our use of the patent challenge procedures set forth in the Hatch Waxman Act. The Company records a provision in its financial statements to the extent that it concludes that a contingent liability is probable and the amount thereof is estimable. Based upon the status of these cases, management’s assessment of the likelihood of damages, and the advice of counsel, no provisions have been made except as noted below. Because litigation outcomes and contingencies are unpredictable, and because excessive verdicts can occur, these assessments involve complex judgments about future events and can rely heavily on estimates and assumptions. The Company is party to certain lawsuits disclosed herein; whose outcome the Company does not believe will have a material adverse effect on its consolidated financial statements.

1.	Legal actions commenced by the Company:

i.	Company’s lawsuit related to Topicort® topical spray:

On or about June 17, 2014 and July 2, 2014, the Company received from Perrigo Israel Pharmaceuticals Ltd. (“Perrigo”) two Paragraph IV certification notice letters indicating that Perrigo had submitted to the FDA an ANDA seeking approval to manufacture and sell a generic version of Topicort® topical spray prior to expiration of the Company’s U.S. Patent Nos. 8,277,780 (the “’780 Patent”), expiring on April 23, 2028 and 8,1715,624 (the “624 Patent”), expiring on May 26, 2026, and prior to the expiration of U.S. Patent No. 5,990,100 (the “’100 Patent”), expiring March 24, 2018, to which the Company has a license. The notice letters alleged the three patents were invalid, unenforceable and/or not infringed. On July 28, 2014, the Company filed in the U.S. District Court for the District of Delaware a patent infringement suit against Perrigo alleging Perrigo’s ANDA infringes the ’780 and ’624 patents. The lawsuit resulted in a stay of FDA approval of Perrigo’s ANDA for 30 months from the date of the Company’s receipt of Perrigo’s first notice letter, subject to prior resolution of the matter before the court. The court has scheduled a trial for May 2, 2016.

2.	Other Legal Actions:

On November 19, 2013, a number of minority shareholders of the Company commenced litigation in Israel, seeking to invalidate certain resolutions that were adopted at the annual general meeting of the Company held on September 12, 2013. This litigation challenged the adoption of these resolutions by claiming the Company did not take proper steps to ensure that the majority vote in favor of these resolutions also included a majority of those shareholders who had no “personal interest” in the resolutions (as required by the Israeli Companies Law). These shareholders also raised other claims regarding the resolutions adopted at that meeting, such as the validity of the compensation policy approved by the shareholders. Since this litigation was filed, these resolutions were ratified at an extraordinary general meeting held on March 27, 2014. On August 10, 2014, the claimants filed an amended complaint requesting that the resolutions passed at the extraordinary general meeting be voided and further contending that under Israeli law shareholders must identify themselves in order to be considered “disinterested” and reiterated their arguments against the validity of the terms of the compensation policy and the remuneration of officers approved by the shareholders. Summaries were filed with the Court, regarding the shareholders’ claims of the existence of an alleged duty of identification, and the matter remains pending.

Taro has been a defendant in two actions brought against various pharmaceutical manufacturers in the States of Utah and Louisiana. The actions relate to drug price reporting by these manufacturers. In addition, Taro received an investigative demand that also relates to drug price reporting from Texas in August 2012. In May 2008, the State of Utah filed a lawsuit against the Company and a number of other pharmaceutical manufacturers and in November 2010, the State of Louisiana filed a lawsuit in state court against the Company and a number of other pharmaceutical manufacturers. Generally speaking, the lawsuits allege that the defendants caused the State to overpay pharmacies under the State Medicaid Program by reporting inflated Average Wholesaler Prices (“AWP”). The Utah trial court dismissed the case with prejudice in February 2010. However, in March 2010, the plaintiff appealed the decision and the Utah Supreme Court issued its decision in June 2012. The ruling generally affirmed that the complaint by the plaintiff is inadequate and the State was given leave by the court to re-plead its case, which it did. The defendants subsequently filed a motion to dismiss, which was denied. The case is currently in the discovery phase and the first trial will not be before August 2016. The Company settled the Louisiana action for $6.1 million in September 2013. In July 2014, the Company reached a settlement with the State of Texas in connection with the investigative demand it received, in the amount of $19.5 million. During the year ended March 31, 2015, the Company reversed $6.5 million of the provision for AWP-related matters.

A group of former Israeli soldiers have filed three lawsuits for personal injury against the Municipality of Haifa, The Israel Oil Refineries Ltd., The Haifa Town Union Sewage and Haifa Chemicals Ltd. alleging that they contracted serious illnesses as a result of their military service which included diving in the Kishon River near Haifa Bay. In 2005, the Company and over 40 municipalities, governmental entities (including the State of Israel), cooperative villages (kibbutzim) and other companies, were named as third party defendants in these lawsuits. On June 17, 2013, the court dismissed the lawsuits and ruled that the plaintiffs were unable to prove that their exposure to dangerous substances in the Kishon River water was the cause of their illnesses. The plaintiffs filed an appeal to the Supreme Court, which is still pending. The hearing of the lawsuits filed by a group of fishermen also claiming to suffer from serious illnesses as a result of their activities in the Kishon River was dismissed by the court on November 3, 2013. The plaintiffs requested an extension to the appeal deadline and such appeal is scheduled to be heard on September 7, 2015.

d.	Licensing Agreements:

1.	On December 6, 2013, Taro purchased NDA #18-3337 Feverall® (80mg, 120mg, 325mg, and 650mg acetaminophen) rectal suppositories from Actavis Mid Atlantic, LLC. Taro made an up-front payment for all rights to this NDA.

2.	On February 21, 2012, the Company entered into a License and Settlement Agreement (the “Medicis Settlement Agreement”) with Medicis Pharmaceutical Corporation. In connection with the Medicis Settlement Agreement, the Company agreed to settle all legal disputes between the parties relating to Medicis’ LOPROX® Shampoo and Medicis agreed to withdraw its complaint against Taro pending in the U.S. District Court for the Southern District of New York for alleged patent infringement. Subject to the terms and conditions contained in the Medicis Settlement Agreement, Medicis granted Taro a non-exclusive, royalty-bearing license to make and sell limited quantities of our generic version of LOPROX® Shampoo.

3.	On July 20, 2010, Taro and Galderma Laboratories, L.P. (“Galderma”), entered into a sub-license and supply agreement. Galderma manufactures a generic version of the product and Taro distributes to its customers. Taro purchases product at an establish transfer price and pays royalties based on the amounts of net sales to its customers.

4.	In May 2010, Taro and Glenmark Generics Inc., USA, a wholly owned subsidiary of Glenmark Generics Ltd., India (“Glenmark”), entered into an exclusive license and supply agreement for a branded product. Glenmark manufactures the product and Taro distributes the product to customers. Taro made an up-front payment of $2,500 for distribution rights and an additional payment of $2,500 upon the first shipment to customers, for a total of $5,000, which is being amortized over six years. Taro also pays royalties based on the amounts of sales to its customers.

e.	Other:

Payments to pharmacies for Medicaid-covered outpatient prescription drugs are set by the states. For multiple source drugs with respect to which FDA has rated at least three drugs as therapeutically equivalent, the amount that states may reimburse pharmacies is subject to a Federal upper limit (FUL) ceiling. Health care reform legislation enacted in March 2010 changed the methodology by which the Centers for Medicare & Medicaid Services (CMS) calculates the FULs so that the FUL is based on 175 percent of the weighted-average of the average manufacturer prices (AMPs) reported to the government by manufacturers of each of the therapeutically equivalent multiple source drugs. The change in FUL methodology has not been implemented yet by CMS. Effective October 1, 2010, the legislation also changed the definition of AMP to exclude sales to certain customer classes that were previously included. In addition, under the Medicaid Drug Rebate Program, manufacturers are required, as a condition of Federal payment for their drugs under Medicaid and Medicare Part B, to pay rebates to state Medicaid programs on drugs dispensed to Medicaid beneficiaries in the state. The amount of the rebate is based on the AMP and (for innovator drugs) the best price of the drug. Besides changing the definition of AMP, the health care reform legislation increased the minimum Medicaid Rebate, effective January 1, 2010.

Pending implementation of the new FUL methodology, CMS has been using AWP or Wholesaler Acquisition Cost (“WAC”) in the calculation of FULs. States have also historically used AWP or WAC in setting Medicaid reimbursement rates for drugs. Many pharmaceutical companies have been named in civil lawsuits alleging generally that the defendants overstated AWPs or WACs, which were used by state agencies to calculate drug reimbursements to healthcare providers.

On April 29, 2011, the Board ratified a collective bargaining agreement dated as of April 6, 2011 (the “Collective Bargaining Agreement”) among Taro, the Histadrut Trade Union and Taro’s Employees Committee on behalf of Taro’s Israeli employees. The Collective Bargaining Agreement has a term of five years and automatically renews for two-year periods unless notice is provided by either side prior to the end of a term. The Collective Bargaining Agreement memorializes current employee-employer relations practices of Taro as well as additional rights relating to job security, compensation and other benefits.

On January 23, 2013, the Company entered into a special collective bargaining agreement (the “Special Collective Bargaining Agreement”) among Taro, the Histadrut Trade Union and Taro’s Employees Committee on behalf of Taro’s Israeli employees. The Special Collective Bargaining Agreement memorializes the rights of the Company’s employees at the Yakum site in Israel, following the Company’s decision to transfer the activities performed at the Yakum site to the Company’s existing Haifa site. On December 19, 2013, the Company closed its offices at the Yakum site and the Yakum site employees received their entitlements under the Special Collective Bargaining Agreement.